Capital Trust Securities - Summary of Capital Trust Securities (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2018	Sep. 17, 2017
TD Capital Trust III Securities - Series 2008 [member] | TD Capital Trust III [member] | Six month Bankers' Acceptance Rate [Member] | After December 31, 2018 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate		4.30%
TD Capital Trust IV Notes - Series 1 [member] | TD Capital Trust IV [Member] | Starting on June 30, 2019 [Member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
TD Capital Trust IV Notes - Series 1 [member] | TD Capital Trust IV [Member] | Five Year Government of Canada Yield [Member] | Starting on June 30, 2019 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	10.125%
TD Capital Trust IV Notes - Series 2 [member] | TD Capital Trust IV [Member] | Starting on June 30, 2039 [Member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
TD Capital Trust IV Notes - Series 2 [member] | TD Capital Trust IV [Member] | Five Year Government of Canada Yield [Member] | Starting on June 30, 2039 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	9.735%
TD Capital Trust IV Notes - Series 3 [member] | TD Capital Trust IV [Member] | Starting on June 30, 2021 [Member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
TD Capital Trust IV Notes - Series 3 [member] | TD Capital Trust IV [Member] | Five Year Government of Canada Yield [Member] | Starting on June 30, 2021 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	4.00%